Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Goodwill

As at	March 31, 2026
	Canada	France	EPM-US	ERP-US	ERP-CAN	Industry Solutions	Not allocated	Total
	$	$	$	$	$	$	$	$
Beginning balance	78,405	143	10,196	67,893	—	10,108	14,662	181,407
Allocation (a)	—	—	—	—	14,662	—	(14,662)	—
Business acquisition (note 4)	—	—	16,784	—	—	—	—	16,784
Impairment loss	(26,500)	—	—	—	—	(9,723)	—	(36,223)
Foreign currency translation adjustment	—	3	(89)	(2,120)	—	(385)	—	(2,591)
Net carrying amount	51,905	146	26,891	65,773	14,662	—	—	159,377

As at	March 31, 2025
	Canada	France	EPM-US	ERP-US	ERP-CAN	Industry Solutions	Not allocated	Total
	$	$	$	$	$	$	$	$
Beginning balance	78,405	135	9,603	63,941	—	14,409	—	166,493
Business acquisition (note 4)	—	—	—	—	—	—	14,662	14,662
Impairment loss	—	—	—	—	—	(5,144)	—	(5,144)
Foreign currency translation adjustment	—	8	593	3,952	—	843	—	5,396
Net carrying amount	78,405	143	10,196	67,893	—	10,108	14,662	181,407

(a) During the year ended March 31, 2026, upon completion of the purchase price allocation, the Company allocated the goodwill from the XRM Acquisition to the ERP-CAN CGU for the purpose of impairment testing. There were no other changes to the purchase price allocation.

Disclosure of Key Assumptions Used in Impairment Testing by CGU
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2026
	Canada	France	EPM-US	ERP-US	ERP-CAN	Industry Solutions
	%	%	%	%	%	%
Pre-tax WACC	14.9	20.2	19.6	18.9	14.4	—
Long-term growth rate of net operating cash flows (b)	2.0	1.9	2.2	2.2	2.0	—

As at	March 31, 2025
	Canada	France	EPM-US	ERP-US	ERP-CAN (c)	Industry Solutions
	%	%	%	%	%	%
Pre-tax WACC	14.0	22.2	21.3	19.9	—	17.5
Long-term growth rate of net operating cash flows (b)	1.9	1.4	2.1	2.1	—	2.1

(b) The long-term growth rate is based on published industry research.
(c) The Company had not completed an annual impairment test as at March 31, 2025 for the ERP-CAN CGU, as it was pending completion of the purchase price allocation from the XRM Acquisition.

Disclosure of Key Assumptions in the Values of the Recoverable Amount Calculation
Varying the key assumptions in the values of the recoverable amount calculations, individually, as indicated below, for the years ended March 31, 2026 and 2025, assuming all other variables remain constant, would result in the recoverable amounts being equal to the carrying amounts.

As at	March 31, 2026
	Incremental increase in after-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	11	14
France	337	518
EPM-US (d)	3,705	—
ERP-US	1,112	2,116
ERP-CAN	26	33

(d) The recoverable amount of the EPM-US CGU is not sensitive to its long-term growth rate assumption.
9. GOODWILL (CONT’D)

As at	March 31, 2025
	Incremental increase in after-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	45	56
France	253	418
EPM-US (e)	2,660	—
ERP-US	770	1,352
Industry Solutions	101	136

(e) The recoverable amount of the EPM-US CGU is not sensitive to its long-term growth rate assumption.